Short-term debt (Tables)	9 Months Ended
Sep. 30, 2025
Short-term debt
Schedule of short-term debt	Short-term debt in € K

	September 30,	December 31,
	2025	2024

Borrowings under lines of credit	67,328	1,941
Other	158	158
Short-term debt	67,486	2,099